General and administration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Statement [Line Items]
Amortization	$ 3,132,938	$ 2,331,934
Total General and Administration Cost	4,517,582	4,968,405
ZHEJIANG TIANLAN
Statement [Line Items]
Corporate administration	1,223,753,000	1,325,743,000
TSX listing costs	0	143,767,000
Professional fees	415,788	713,475
Salaries and benefits	2,547,024,000	2,487,218,000
Director fees	147,478	114,663
Amortization	183,539	$ 183,539
Total General and Administration Cost	$ 4,517,582,000		¥ 4,968,405